UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  09/30/00

Check here if Amendment [X ]; Amendment Number:  01
  This Amendment (Check only one):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 28, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $149937



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                    Title                VALUE      SHRS or   SH/ PUT/   Inv  Other  Voting Authority
NAME OF ISSUER                      of     CUSIP         (x$1000)   PRN AMT   PRN CALL  Disc  Mgrs   Sole Shared None
                                    Class
AMR Corp                            com    001765106               2        50 SH       Sole            50
Alliance Capital Mgmt. Ltd.         com    018548107             396      7900 SH       Sole          7900
Allstate Corp                       com    020002101             314      9042 SH       Sole          9042
America Online Inc Del Com          com    02364J104              59      1100 SH       Sole          1100
Amerisource Health                  com    03071P102           11635    247560 SH       Sole        247560
American Pwr Conversion Com         com    029066107            3041    158500 SH       Sole        158500
Block H&R Inc.                      com    093671105            7536    203325 SH       Sole        203325
Bridgehampton National Bank         com    N/A                  1078     52572 SH       Sole         52572
Bristol Myers                       com    110122108              61      1074 SH       Sole          1074
CMS Energy Corp Com                 com    125896100             135      5000 SH       Sole          5000
CVS Corporation Delaware            com    126650100           10254    221400 SH       Sole        221400
Colgate Palmolive Co.               com    194162103            3044     64500 SH       Sole         64500
Digital Recorders                   com    253869101              21      8000 SH       Sole          8000
Donaldson Lufkin & Jenrette Inc.    com    257661108             663      7415 SH       Sole          7415
Donaldson Luf&Jen NW DLJDIRECT      com    257661504               2       250 SH       Sole           250
Exxon Mobil Corp Com                com    302290101              94      1056 SH       Sole          1056
Gannett Inc.                        com    364730101            7653    144400 SH       Sole        144400
Gap, Inc.                           com    364760108            3572    177509 SH       Sole        177509
General Electric                    com    369604103            5561     96397 SH       Sole         96397
Health Care Reit Inc.               com    42217K106              12       700 SH       Sole           700
Hewlett Packard                     com    428236103            7464     76950 SH       Sole         76950
Highwoods Properties                com    431284108             255     10800 SH       Sole         10800
Illinois Tool Wks Inc.              com    452308109            6995    125190 SH       Sole        125190
Intel Corp.                         com    458140100            4181    100600 SH       Sole        100600
Johnson & Johnson                   com    478160104            3015     32100 SH       Sole         32100
KeyCorp                             com    493267108              76      2996 SH       Sole          2996
Knight Ridder, Inc                  com    499040103            7312    143900 SH       Sole        143900
Merck & Co.                         com    589331107              33       450 SH       Sole           450
Morgan Stanley, Dean Witter & Co.   com    617446448            9048     98950 SH       Sole         98950
Pfizer Inc.                         com    717081103            8210    182705 SH       Sole        182705
Sabre Hldgs Corp                    com    785905100               1        36 SH       Sole            36
Schering-Plough                     com    806605101            5631    121100 SH       Sole        121100
Sealed Air Corp.                    com    81211K100            3401     75174 SH       Sole         75174
Sears Roebuck & Co.                 com    812387108              65      2000 SH       Sole          2000
Spdr Tr Unit Ser 1                  com    78462F103            3828     26650 SH       Sole         26650
Staples Inc                         com    855030102            1267     89300 SH       Sole         89300
Summit Bancorp                      com    866005101            1552      4500 SH       Sole          4500
Tanger Factory Outlet Ctrs Inc.     com    875465106             363     16500 SH       Sole         16500
Target Corp                         com    87612E106            6001    234200 SH       Sole        234200
Tennant Co.                         com    880345103             159      3600 SH       Sole          3600
United Parcel Service CL B          com    911312106            1440     25550 SH       Sole         25550
Vodafone Airtouch PLC Sponsored     com    92857T107            5079    137280 SH       Sole        137280
Wachovia Corp.                      com    929771103            5445     96050 SH       Sole         96050
Wal-Mart Stores                     com    931142103            5994    124550 SH       Sole        124550
Walgreen Co.                        com    931422109            7893    208060 SH       Sole        208060
Winston Hotels, Inc.                com    97563A102              69      8000 SH       Sole          8000
Sealed Air Corp New                 pfd    81211K209              27       600 SH       Sole           600

TOTAL                                                         149937

